Share Capital (Earnings Per Common Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Capital [Abstract]
Net earnings (loss) attributable to Common Shareholders	$ 3,392	$ 236	$ (2,794)
Weighted Average Common Shares Outstanding - Basic	741.0	737.7	736.3
Weighted Average Common Shares Outstanding - Diluted	741.0	737.7	736.3
Net Earnings (Loss) per Common Share, Basic	$ 4.58	$ 0.32	$ (3.79)
Net Earnings (Loss) per Common Share, Diluted	$ 4.58	$ 0.32	$ (3.79)